Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2020		$ 4	$ 4	$ 75,575	$ 3,155	$ 3,409	$ 476	$ 1,756	$ 84,379
Balance (in Shares) at Dec. 31, 2020	[1]	38,120,000	41,880,000
Disposal of equity investment								(628)	(628)
Capital contribution from non-controlling shareholders								3,418	3,418
Net income						6,898		(254)	6,644
Statutory reserves					275	(275)
Currency translation adjustments							2,072	13	2,085
Balance at Dec. 31, 2021		$ 4	$ 4	75,575	3,430	10,032	2,548	4,305	95,898
Balance (in Shares) at Dec. 31, 2021	[1]	38,120,000	41,880,000
Net income						7,787		39	7,826
Dividend to non-controlling shareholders								(254)	(254)
Appropriations to statutory reserves					544	(544)
Currency translation adjustments							(8,157)	(227)	(8,384)
Balance at Dec. 31, 2022		$ 4	$ 4	75,575	3,974	17,275	(5,609)	3,863	95,086
Balance (in Shares) at Dec. 31, 2022	[1]	38,120,000	41,880,000
Capital contribution from non-controlling shareholders								556	556
Net income						10,294		14	10,308
Appropriations to statutory reserves					880	(880)
Net proceeds from initial public offering				7,819					7,819
Net proceeds from initial public offering (in Shares)	[1]	2,400,000
Net proceeds from initial public offering - warrants				368					368
Shares issued for warrants exercised
Shares issued for warrants exercised (in Shares)	[1]	97,513
Currency translation adjustments							(1,757)	(67)	(1,824)
Balance at Dec. 31, 2023		$ 4	$ 4	$ 83,762	$ 4,854	$ 26,689	$ (7,366)	$ 4,366	$ 112,313
Balance (in Shares) at Dec. 31, 2023	[1]	40,617,513	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.